Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Net Expenses Associated with Foreclosed Assets
Net expenses associated with foreclosed assets are detailed below:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Operating expenses, net of rental income	$455	$279	$429
Losses on write-down on foreclosed real estate	—	89	257
Net loss (gain) on sales of real estate	(53)	54	649
Total	$402	$422	$1,335